Investments held at fair value - Narrative (Details) $ in Thousands																		2 Months Ended	5 Months Ended	12 Months Ended
	Aug. 22, 2022 shares	May 25, 2022 USD ($) shares	Jan. 13, 2022 USD ($) shares	Nov. 10, 2021 shares	Nov. 09, 2021 USD ($) shares	May 25, 2021 USD ($) shares	May 24, 2021	Feb. 10, 2021 shares	Feb. 09, 2021 USD ($) shares	Jan. 08, 2021 USD ($) shares	Aug. 26, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	May 26, 2020 USD ($) shares	Apr. 30, 2020 USD ($) shares	Apr. 01, 2020 USD ($) shares	Feb. 12, 2020 USD ($) shares	Jan. 22, 2020 USD ($) shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 19, 2022 shares	Aug. 08, 2022 shares	Dec. 30, 2021 USD ($)
Investments held at fair value [Line Items]
Cash purchase of Vor preferred shares																				$ 5,000	$ 500	$ 1,150
Share of losses recorded against Long Term Interests (LTIs)																					73,703
Sale of investments held at fair value																				118,710	218,125	350,586
Realized loss on sale of investments																				29,303	20,925	54,976
Cash Investment (Akili)																				0	0	10,000
Loss – change in fair value through profit and loss																				(32,060)	179,271
Gain on deconsolidation of subsidiary																				27,251	0	0
Gelesis
Investments held at fair value [Line Items]
Share of losses recorded against Long Term Interests (LTIs)																					73,700	23,000
Gelesis Earn out shares received in SPAC exchange			$ 14,214
Gains (losses) on change in fair value of equity investments																				(4,400)	34,600	7,100
Number of earnout shares received from SPAC exchange (in shares) | shares			4,526,622
CapStar Special Purpose Acquisition Corp
Investments held at fair value [Line Items]
Gelesis Earn out shares received in SPAC exchange																			$ 100	100
Gains (losses) on earn-out shares at fair value through profit or loss																				$ (14,100)
Vor
Investments held at fair value [Line Items]
Cash purchase of Vor preferred shares										$ 500		$ 500				$ 700					500
Acquisition of equity instruments in other entities | shares										961,538		961,538
Share price of investee shares (in dollars per share)									18.00
Proportion of ownership interest in investee								8.60%
Sale of equity instruments in other entities (in shares) | shares																			535,400	535,400
Proceeds from sale of equity investment																			$ (3,300)
Gains (losses) on change in fair value of equity investments																				$ 16,200	3,900	19,100
Karuna
Investments held at fair value [Line Items]
Proportion of ownership interest in investee				5.60%				8.20%												3.10%
Gains (losses) on change in fair value of equity investments																				$ 135,000	110,000	191,200
Sale of investments held at fair value					$ 100,100				$ 118,000									$ 115,500
Realized loss on sale of investments																		$ 29,300		29,303
Akili
Investments held at fair value [Line Items]
Acquisition of equity instruments in other entities | shares	500,000
Number of shares held (in shares) | shares																							12,527,477
Proportion of ownership interest in investee	14.70%					27.50%	41.90%
Gelesis Earn out shares received in SPAC exchange																			$ 1,000	1,000
Gains (losses) on change in fair value of equity investments																				(131,400)	$ 32,200	14,400
Cash Investment (Akili)																				5,000
Number of earnout shares received from SPAC exchange (in shares) | shares			1,433,914
resTORbio
Investments held at fair value [Line Items]
Sale of investments held at fair value														$ 3,000
Realized loss on sale of investments																						200
Loss – change in fair value through profit and loss																						100
Sonde
Investments held at fair value [Line Items]
Gains (losses) on change in fair value of equity investments																				$ 200
Fair value of equity investment		$ 11,200
Sonde | One Unnamed Investor
Investments held at fair value [Line Items]
Cash purchase of Vor preferred shares		$ 3,500
Acquisition of equity instruments in other entities | shares		1,125,401
Acquisition of equity instruments in other entities, discount rate		20.00%
Capstar
Investments held at fair value [Line Items]
SPAC exchange, PIPE transaction, amount																									$ 15,000
Business combination, investment in common share			$ 5,000
Series A-2 preferred | Vor
Investments held at fair value [Line Items]
Acquisition of equity instruments in other entities | shares																1,625,000
Common | Vor
Investments held at fair value [Line Items]
Number of shares issued by investee (in shares) | shares									9,828,017
Number of shares held (in shares) | shares								3,207,200
Common | Karuna
Investments held at fair value [Line Items]
Number of shares held (in shares) | shares				1,656,564				2,406,564
Sale of equity instruments in other entities (in shares) | shares					750,000				1,000,000		1,333,333		555,500				2,100,000							125,000
Sale of investments held at fair value											$ 101,600		$ 45,000				$ 200,900
Realized loss on sale of investments																						$ 54,800
Exercise of call options, maximum number of common stocks to be purchased (in shares) | shares																								477,100
Common | resTORbio
Investments held at fair value [Line Items]
Sale of equity instruments in other entities (in shares) | shares														2,119,696
Series 3 growth preferred stock | Gelesis
Investments held at fair value [Line Items]
Cash purchase of Vor preferred shares															$ 10,000
Acquisition of equity instruments in other entities | shares															579,038
Series D | Akili
Investments held at fair value [Line Items]
Number of shares issued by investee (in shares) | shares						13,053,508
Proceeds from the issuance of shares and subsidiary preferred shares						$ 110,000